Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 10: Related Party Transactions	The Company has related party loan transactions involving the Company’s former director and a principal shareholder. The nature and details of these transactions are described in Note 6: Debt.	The Company has related party loan transactions involving the Company’s former director and a principal shareholder. The nature and details of these transactions are described in Note 6: Debt.